Shareholders' Equity (Details) - COP ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Shareholders’ equity [Line Items]
Nominal value (in Pesos)	$ 4,482,000,000	$ 4,482,000,000
Number of subscribed shares	1,344,720,453	1,344,720,453
Number of treasury shares	46,856,094	46,856,094
subscribed capital	50.00%
Net profits	10.00%
Percentage legal reserve	50.00%
Net profit	10.00%
Almacenes Exito S.A.[Member]
Shareholders’ equity [Line Items]
Common shares authorized	1,590,000,000	1,590,000,000
Nominal value (in Pesos)	$ 3,333,300	$ 3,333,300